Condensed Statement of Cash Flows	12 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ 3,932,144
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,254,861)
Unrealized gain on marketable securities held in Trust Account	(28,164)
Changes in operating assets and liabilities:
Prepaid expenses	(65,714)
Accrued expenses	19,781
Net cash used in operating activities	(396,814)
Investing activities
Security deposits	(38,000)
Investment of cash in Trust Account	(300,000,000)
Net cash used in investing activities	(300,038,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	294,780,000
Proceeds from sale of Private Placement Warrants	6,750,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from promissory note - related party	274,178
Repayment of promissory note - related party	(274,178)
Payment of offering costs	(114,355)
Net cash provided by financing activities	301,440,645
Net Change in Cash	1,005,831
Cash - Beginning
Cash - Ending	1,005,831
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	285,145,870
Change in value of ordinary shares subject to possible redemption	3,946,910
Deferred underwriting fees	$ 11,280,000